INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carryover	$ 1,593,282	$ 1,347,378
Accrued management fees, related party	155,063	80,525
Valuation allowance	$ (1,748,345)	$ (1,427,903)